Disaggregated revenues (Tables)	12 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenues

The following table shows disaggregated revenues by major categories for the years ended June 30, 2023, 2024 and 2025, respectively:

	For the years ended June 30,
	2023	2024	2025	2025
	GBP	GBP	GBP	US$
Retrofit revenue	5,494,112	8,460,981	6,160,625	8,453,107
Product revenue	511,451	1,140,490	731,919	1,004,280
Total	6,005,563	9,601,471	6,892,544	9,457,387

Schedule of disaggregated cost of revenues

The following table shows disaggregated cost of revenues by major categories for the years ended June 30, 2023, 2024 and 2025, respectively:

	For the years ended June 30,
	2023		2024		2025
	GBP	%	GBP	%	GBP	US$	%
Retrofit revenue	4,501,255	92	7,021,289	94	4,907,299	6,733,397	89
Product revenue	419,338	8	437,677	6	575,887	790,184	11
Total	4,920,593	100	7,458,966	100	5,483,186	7,523,581	100

Schedule of breakdown of gross profit and gross profit margin

The following table sets forth a breakdown of gross profit and gross profit margin for the years ended June 30, 2023, 2024 and 2025, respectively:

	For the years ended June 30, 2023
Category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	GBP	GBP	GBP	%
Retrofit revenue	5,494,112	4,501,255	992,857	18
Product revenue	511,451	419,338	92,113	18
Total	6,005,563	4,920,593	1,084,970	18

	For the years ended June 30, 2024
Category	Revenue	Cost of revenue	Gross profit	Gross profit margin
	GBP	GBP	GBP	%
Retrofit revenue	8,460,981	7,021,289	1,439,692	17
Product revenue	1,140,490	437,677	702,813	62
Total	9,601,471	7,458,966	2,142,505	22

	For the years ended June 30, 2025
Category	Revenue	Cost of revenue	Gross profit	Gross profit	Gross profit margin
	GBP	GBP	GBP	US$	%
Retrofit revenue	6,160,625	4,907,299	1,253,326	1,719,712	20
Product revenue	731,919	575,887	156,032	214,094	21
Total	6,892,544	5,483,186	1,409,358	1,933,806	20